Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund II
Entity Central Index Key	0001364608
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000051966 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust STOXX®European Select Dividend Index Fund
Class Name	First Trust STOXX®European Select Dividend Index Fund
Trading Symbol	FDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust STOXX® European Select Dividend Index Fund (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust STOXX® European Select Dividend Index Fund	$65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 20.98% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI Europe Index, which returned 25.23% for the same Period.
The United Kingdom (“UK”) had the greatest allocation in the Fund with a weight of 23.7%. The allocation to the UK contributed the most to the Fund’s performance of any country with an 8.3% contribution to the Fund’s return. With a weight of 5.4%, Norway was the country with the most negative contribution to the Fund’s return with -1.4% in performance contribution. The Fund’s currency exposure had a 7.1% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust STOXX® European Select Dividend Index Fund	20.98%	4.97%	4.11%
STOXX® Europe Select Dividend 30 Index	20.96%	5.26%	4.39%
STOXX® Europe 600 Index	25.67%	8.98%	5.74%
MSCI Europe Index	25.23%	8.90%	5.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDD for more recent performance information.
Net Assets	$ 159,971,431
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 660,109
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$159,971,431
Total number of portfolio holdings	31
Total advisory fee paid	$660,109
Portfolio turnover rate	43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NatWest Group PLC	5.3%
ABN AMRO Bank N.V.	4.9%
HSBC Holdings PLC	4.8%
ING Groep N.V.	4.8%
IG Group Holdings PLC	4.6%
Taylor Wimpey PLC	4.4%
Legal & General Group PLC	4.1%
Rio Tinto PLC	3.9%
NN Group N.V.	3.8%
Tele2 AB, Class B	3.8%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
NatWest Group PLC	5.3%
ABN AMRO Bank N.V.	4.9%
HSBC Holdings PLC	4.8%
ING Groep N.V.	4.8%
IG Group Holdings PLC	4.6%
Taylor Wimpey PLC	4.4%
Legal & General Group PLC	4.1%
Rio Tinto PLC	3.9%
NN Group N.V.	3.8%
Tele2 AB, Class B	3.8%

C000051967 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust AlerianDisruptive Technology Real Estate ETF
Class Name	First Trust AlerianDisruptive Technology Real Estate ETF
Trading Symbol	DTRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Alerian Disruptive Technology Real Estate ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DTRE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DTRE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alerian Disruptive Technology Real Estate ETF	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 18.88% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI World Real Estate Index, which returned 31.74% for the same Period.
The United States was the country with the greatest allocation in the Fund during the Period with an average weight of 75.9%. The allocation to the United States contributed the most to the Fund’s performance of any country with a 16.2% contribution. No country had a material negative return contribution to the Fund’s performance. The Fund’s currency exposure had a 1.4% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Alerian Disruptive Technology Real Estate ETF	18.88%	0.41%	3.65%
Alerian Disruptive Technology Real Estate Index(1) (2)	18.78%	N/A	N/A
FTSE EPRA/NAREIT Developed Index	30.20%	2.37%	5.04%
S&P Global REIT Index	30.43%	2.54%	4.92%
MSCI World REIT Index	33.56%	3.52%	6.16%
MSCI World Real Estate Index(2)	31.74%	2.74%	N/A
MSCI World Index	32.43%	13.04%	10.07%
(1)
On September 30, 2022, the Fund’s underlying index changed from the FTSE EPRA/NAREIT Developed Index to the Alerian Disruptive Technology Real Estate Index. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance the Fund, based on this current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On September 30, 2022, the Fund’s underlying index changed from the FTSE EPRA/NAREIT Developed Index to the Alerian Disruptive Technology Real Estate Index. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance the Fund, based on this current index, would have generated.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DTRE for more recent performance information.
Net Assets	$ 19,544,650
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 116,594
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$19,544,650
Total number of portfolio holdings	27
Total advisory fee paid	$116,594
Portfolio turnover rate	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Crown Castle, Inc.	7.1%
SBA Communications Corp.	7.0%
American Tower Corp.	6.9%
Equinix, Inc.	6.8%
Prologis, Inc.	6.4%
Digital Realty Trust, Inc.	6.3%
Mapletree Logistics Trust	4.6%
First Industrial Realty Trust, Inc.	4.4%
STAG Industrial, Inc.	4.2%
Americold Realty Trust, Inc.	4.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Crown Castle, Inc.	7.1%
SBA Communications Corp.	7.0%
American Tower Corp.	6.9%
Equinix, Inc.	6.8%
Prologis, Inc.	6.4%
Digital Realty Trust, Inc.	6.3%
Mapletree Logistics Trust	4.6%
First Industrial Realty Trust, Inc.	4.4%
STAG Industrial, Inc.	4.2%
Americold Realty Trust, Inc.	4.1%

C000054156 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow JonesGlobal Select Dividend Index Fund
Class Name	First Trust Dow JonesGlobal Select Dividend Index Fund
Trading Symbol	FGD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dow Jones Global Select Dividend Index Fund (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FGD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones Global Select Dividend Index Fund	$63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.83% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI World Index, which returned 32.43% for the same Period.
The country with the greatest allocation in the Fund was Canada with a weight of 13.5%. However, the country with the greatest contribution to the Fund’s return was South Korea with a performance contribution of 5.5%. The country with the most negative contribution to the Fund’s return was Norway with -0.4%. The Fund’s currency exposure had a 4.1% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Dow Jones Global Select Dividend Index Fund	24.83%	7.55%	4.68%
Dow Jones Global Select Dividend Index	25.09%	7.86%	4.88%
Dow Jones World Developed Markets IndexSM	31.74%	12.74%	10.01%
MSCI World Index	32.43%	13.04%	10.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FGD for more recent performance information.
Net Assets	$ 566,743,125
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 2,286,619
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$566,743,125
Total number of portfolio holdings	100
Total advisory fee paid	$2,286,619
Portfolio turnover rate	36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Hapag-Lloyd AG	3.3%
Fortum Oyj	1.8%
CaixaBank S.A.	1.7%
D/S Norden A/S	1.7%
Phoenix Group Holdings PLC	1.6%
Altria Group, Inc.	1.6%
British American Tobacco PLC	1.6%
Telia Co., AB	1.5%
Bankinter S.A.	1.4%
Peyto Exploration & Development Corp.	1.4%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Hapag-Lloyd AG	3.3%
Fortum Oyj	1.8%
CaixaBank S.A.	1.7%
D/S Norden A/S	1.7%
Phoenix Group Holdings PLC	1.6%
Altria Group, Inc.	1.6%
British American Tobacco PLC	1.6%
Telia Co., AB	1.5%
Bankinter S.A.	1.4%
Peyto Exploration & Development Corp.	1.4%

C000066484 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Global Wind Energy ETF
Class Name	First Trust Global Wind Energy ETF
Trading Symbol	FAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Global Wind Energy ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Global Wind Energy ETF	$68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 26.18% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI World Index, which returned 32.43% for the same Period.
The Utilities sector received the greatest allocation of any sector in the Fund with an average weight of 58.0% during the Period. However, the greatest contribution to the Fund’s return of 15.5% came from the Industrials sector with a 37.1% weight in the Fund. No sectors had a materially negative contribution to the Fund’s return. The Fund’s currency exposure had a 3.8% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Global Wind Energy ETF	26.18%	8.40%	7.21%
ISE Clean Edge Global Wind EnergyTM Index	27.22%	9.29%	8.08%
Russell 3000® Index	35.19%	15.26%	12.83%
MSCI World Index	32.43%	13.04%	10.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FAN for more recent performance information.
Net Assets	$ 196,539,987
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 647,458
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$196,539,987
Total number of portfolio holdings	54
Total advisory fee paid	$647,458
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Orsted A/S	7.9%
EDP Renovaveis S.A.	7.3%
Vestas Wind Systems A/S	6.6%
Northland Power, Inc.	5.6%
Bank of America Corp.	4.4%
JPMorgan Chase & Co.	4.2%
China Longyuan Power Group Corp., Ltd., Class H	3.5%
Boralex, Inc., Class A	3.3%
Cadeler A/S	2.9%
Nordex SE	2.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Orsted A/S	7.9%
EDP Renovaveis S.A.	7.3%
Vestas Wind Systems A/S	6.6%
Northland Power, Inc.	5.6%
Bank of America Corp.	4.4%
JPMorgan Chase & Co.	4.2%
China Longyuan Power Group Corp., Ltd., Class H	3.5%
Boralex, Inc., Class A	3.3%
Cadeler A/S	2.9%
Nordex SE	2.7%

C000071160 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust AlerianU.S. NextGen Infrastructure ETF
Class Name	First Trust AlerianU.S. NextGen Infrastructure ETF
Trading Symbol	RBLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Alerian U.S. NextGen Infrastructure ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RBLD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RBLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Alerian U.S. NextGen Infrastructure ETF	$77	0.65%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 35.42% during the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the MSCI World Industrials Index, which returned 34.73% for the same Period.
The Industrials sector received the greatest allocation of any sector in the Fund with an average weight of 43.2% during the Period. The allocation to this sector contributed 18.0% to the Fund’s overall return, the greatest contribution of any sector to the Fund’s return during the Period. No sector had a negative contribution to the Fund’s overall return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Alerian U.S. NextGen Infrastructure ETF	35.42%	9.64%	5.32%
Alerian U.S. NextGen Infrastructure Index(1)	36.55%	N/A	N/A
MSCI World Industrials Index	34.73%	12.09%	9.71%
Russell 3000® Index	35.19%	15.26%	12.83%
MSCI USA Infrastructure Index	44.28%	7.19%	7.80%
(1)
On July 29, 2022, the Fund’s underlying index changed from the ISE Global Engineering and ConstructionTM Index to the Alerian U.S. NextGen Infrastructure Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of April 30, 2021, it was not in existence for all the periods shown.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On July 29, 2022, the Fund’s underlying index changed from the ISE Global Engineering and ConstructionTM Index to the Alerian U.S. NextGen Infrastructure Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of April 30, 2021, it was not in existence for all the periods shown.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/RBLD for more recent performance information.
Net Assets	$ 10,160,342
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 57,309
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$10,160,342
Total number of portfolio holdings	102
Total advisory fee paid	$57,309
Portfolio turnover rate	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
GE Vernova, Inc.	1.3%
3M Co.	1.2%
Builders FirstSource, Inc.	1.2%
Vistra Corp.	1.2%
Stanley Black & Decker, Inc.	1.2%
Pentair PLC	1.1%
Comfort Systems USA, Inc.	1.1%
Entergy Corp.	1.1%
Masco Corp.	1.1%
Carrier Global Corp.	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
GE Vernova, Inc.	1.3%
3M Co.	1.2%
Builders FirstSource, Inc.	1.2%
Vistra Corp.	1.2%
Stanley Black & Decker, Inc.	1.2%
Pentair PLC	1.1%
Comfort Systems USA, Inc.	1.1%
Entergy Corp.	1.1%
Masco Corp.	1.1%
Carrier Global Corp.	1.1%

C000081044 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ® Clean Edge®Smart Grid Infrastructure Index Fund
Class Name	First Trust NASDAQ® Clean Edge®Smart Grid Infrastructure Index Fund
Trading Symbol	GRID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GRID. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GRID
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	$66	0.56%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 36.62% during the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the S&P Composite 1500® Industrials Index, which returned 34.93% for the same Period.
The Electrical Equipment industry received the greatest allocation of any industry in the Fund with an average weight of 38.6% during the Period. The allocation to this industry contributed 21.3% to the Fund’s overall return, which was the greatest contribution of any industry to return during the Period. The most negative contribution to the Fund’s return came from the Automobile Components industry with a -1.4% contribution to return. The Fund’s currency exposure had a 3.2% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund	36.62%	21.98%	14.90%
Nasdaq Clean Edge Smart Grid InfrastructureTM Index	37.32%	22.92%	15.78%
Russell 3000® Index	35.19%	15.26%	12.83%
S&P Composite 1500® Industrials Index	34.93%	14.19%	12.02%
MSCI World Industrials Index	34.73%	12.09%	9.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GRID for more recent performance information.
Net Assets	$ 1,846,690,043
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,538,693
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$1,846,690,043
Total number of portfolio holdings	104
Total advisory fee paid	$4,538,693
Portfolio turnover rate	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Eaton Corp. PLC	8.3%
Johnson Controls International PLC	8.1%
National Grid PLC	8.0%
Schneider Electric SE	7.9%
ABB Ltd.	7.7%
Quanta Services, Inc.	4.1%
Hubbell, Inc.	3.8%
Prysmian S.p.A.	3.6%
Aptiv PLC	3.0%
Samsung SDI Co., Ltd.	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Eaton Corp. PLC	8.3%
Johnson Controls International PLC	8.1%
National Grid PLC	8.0%
Schneider Electric SE	7.9%
ABB Ltd.	7.7%
Quanta Services, Inc.	4.1%
Hubbell, Inc.	3.8%
Prysmian S.p.A.	3.6%
Aptiv PLC	3.0%
Samsung SDI Co., Ltd.	2.4%

C000087410 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Global Natural Resources Income ETF
Class Name	First Trust Indxx Global Natural Resources Income ETF
Trading Symbol	FTRI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Indxx Global Natural Resources Income ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTRI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTRI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Global Natural Resources Income ETF	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.11% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI ACWI Materials Index, which returned 20.71% for the same Period.
The Oil, Gas & Consumable Fuels industry received the greatest allocation of any industry in the Fund with an average weight of 37.0% during the Period. However, the greatest contribution to the Fund’s return was 10.5% which came from the Metals & Mining industry which had a weight of 23.9% in the Fund. The most negative contributions to the Fund’s return came from the Chemicals industry and the Food Products industry, each with a -1.5% contribution to the Fund’s return. The Fund’s currency exposure had a 1.3% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Indxx Global Natural Resources Income ETF	12.11%	9.96%	0.36%
Indxx Global Natural Resources Income Index(1)	13.22%	11.18%	N/A
MSCI ACWI Materials Index	20.71%	10.23%	6.64%
MSCI ACWI Index	31.76%	12.19%	9.39%
(1)
Effective on the close of business on December 18, 2015, the Fund’s underlying index changed from the ISE Global CopperTM Index to the Indxx Global Natural Resources Income Index. Therefore, the Fund’s performance and total returns shown for the period prior to December 18, 2015 are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective on the close of business on December 18, 2015, the Fund’s underlying index changed from the ISE Global CopperTM Index to the Indxx Global Natural Resources Income Index. Therefore, the Fund’s performance and total returns shown for the period prior to December 18, 2015 are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTRI for more recent performance information.
Net Assets	$ 138,577,561
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,343,301
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$138,577,561
Total number of portfolio holdings	50
Total advisory fee paid	$1,343,301
Portfolio turnover rate	71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Freeport-McMoRan, Inc.	10.2%
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class	8.7%
Canadian Natural Resources Ltd.	8.7%
Agnico Eagle Mines Ltd.	8.0%
American Water Works Co., Inc.	5.7%
Weyerhaeuser Co.	4.2%
Nutrien Ltd.	4.0%
Ecopetrol S.A., ADR	3.8%
Pentair PLC	3.3%
CF Industries Holdings, Inc.	3.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Freeport-McMoRan, Inc.	10.2%
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class	8.7%
Canadian Natural Resources Ltd.	8.7%
Agnico Eagle Mines Ltd.	8.0%
American Water Works Co., Inc.	5.7%
Weyerhaeuser Co.	4.2%
Nutrien Ltd.	4.0%
Ecopetrol S.A., ADR	3.8%
Pentair PLC	3.3%
CF Industries Holdings, Inc.	3.1%

C000087411 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Global Agriculture ETF
Class Name	First Trust Indxx Global Agriculture ETF
Trading Symbol	FTAG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Indxx Global Agriculture ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTAG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Global Agriculture ETF	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.27% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI ACWI Materials Index, which returned 20.71% for the same Period.
The Chemicals industry received the greatest allocation of any industry in the Fund with an average weight of 49.1% during the Period. However, the greatest contribution to the Fund’s return came from the Automobiles industry which had a return of 4.7% and only a 6.4% weight in the Fund. The most negative contribution to the Fund’s return came from the Pharmaceuticals industry with a -3.3% contribution to the Fund’s return. The Fund’s currency exposure had a 1.7% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Indxx Global Agriculture ETF	2.27%	4.89%	-5.54%
Indxx Global Agriculture Index(1)	4.45%	6.34%	N/A
MSCI ACWI Index	31.76%	12.19%	9.39%
MSCI ACWI Materials Index	20.71%	10.23%	6.64%
(1)
Effective on the close of business on December 18, 2015, the Fund’s underlying index changed from the ISE Global PlatinumTM Index to the Indxx Global Agriculture Index. Therefore, the Fund’s performance and total returns shown for the period prior to December 18, 2015 are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective on the close of business on December 18, 2015, the Fund’s underlying index changed from the ISE Global PlatinumTM Index to the Indxx Global Agriculture Index. Therefore, the Fund’s performance and total returns shown for the period prior to December 18, 2015 are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTAG for more recent performance information.
Net Assets	$ 6,269,656
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 66,595
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$6,269,656
Total number of portfolio holdings	51
Total advisory fee paid	$66,595
Portfolio turnover rate	11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Deere & Co.	9.8%
BASF SE	9.3%
Mahindra & Mahindra Ltd.	9.0%
Corteva, Inc.	8.0%
Bayer AG	4.7%
Nutrien Ltd.	4.4%
Industries Qatar QSC	4.2%
Kubota Corp.	3.4%
Wilmar International Ltd.	3.3%
CF Industries Holdings, Inc.	3.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Deere & Co.	9.8%
BASF SE	9.3%
Mahindra & Mahindra Ltd.	9.0%
Corteva, Inc.	8.0%
Bayer AG	4.7%
Nutrien Ltd.	4.4%
Industries Qatar QSC	4.2%
Kubota Corp.	3.4%
Wilmar International Ltd.	3.3%
CF Industries Holdings, Inc.	3.2%

C000092838 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx NextG ETF
Class Name	First Trust Indxx NextG ETF
Trading Symbol	NXTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Indxx NextG ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NXTG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/NXTG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx NextG ETF	$81	0.70%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.44% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI ACWI Information Technology Index, which returned 48.35% for the same Period.
The industry with the greatest allocation in the Fund during the Period was the Semiconductors & Semiconductor Equipment industry. This industry received an average weight of 24.7% and contributed 10.5% to the Fund’s overall return, which was the greatest contribution to return of any industry in the Fund. The only industry with a negative contribution to the Fund’s return was the Software industry, with a contribution of only ‑0.3%. The Fund’s currency exposure had a 2.3% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Indxx NextG ETF	31.44%	13.78%	10.65%
Indxx 5G & NextG Thematic IndexSM(1) (2)	32.82%	15.00%	N/A
MSCI ACWI Information Technology Index	48.35%	22.78%	19.12%
MSCI ACWI Index	31.76%	12.19%	9.39%
(1)
On May 30, 2019, the Fund’s underlying index changed from the Nasdaq CTA SmartphoneTM Index to the Indxx 5G & NextG Thematic IndexSM. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on this current index, would have generated.

(2)	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On May 30, 2019, the Fund’s underlying index changed from the Nasdaq CTA SmartphoneTM Index to the Indxx 5G & NextG Thematic IndexSM. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on this current index, would have generated.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/NXTG for more recent performance information.
Net Assets	$ 385,646,317
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 2,693,527
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$385,646,317
Total number of portfolio holdings	103
Total advisory fee paid	$2,693,527
Portfolio turnover rate	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class	3.9%
Xiaomi Corp., Class B	1.5%
Fujitsu Ltd.	1.5%
F5, Inc.	1.5%
International Business Machines Corp.	1.5%
Ciena Corp.	1.4%
Infosys Ltd., ADR	1.4%
HCL Technologies Ltd.	1.4%
Arista Networks, Inc.	1.4%
SBA Communications Corp.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class	3.9%
Xiaomi Corp., Class B	1.5%
Fujitsu Ltd.	1.5%
F5, Inc.	1.5%
International Business Machines Corp.	1.5%
Ciena Corp.	1.4%
Infosys Ltd., ADR	1.4%
HCL Technologies Ltd.	1.4%
Arista Networks, Inc.	1.4%
SBA Communications Corp.	1.4%

C000101722 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S-Network Future Vehicles & Technology ETF
Class Name	First Trust S-Network Future Vehicles & Technology ETF
Trading Symbol	CARZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust S-Network Future Vehicles & Technology ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CARZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/CARZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S-Network Future Vehicles & Technology ETF	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.87% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI ACWI Index, which returned 31.76% for the same Period.
The Semiconductors & Semiconductor Equipment industry received the greatest allocation, with an average weight in the Fund of 39.3%. The allocation to this industry contributed 14.2% to the Fund’s overall return, which was the greatest contribution of any industry to the Fund’s return. The industry with the most negative contribution to the Fund’s return was the Automobile Components industry which contributed -1.7% to the Fund’s overall return. The Fund’s currency exposure had a 1.3% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust S-Network Future Vehicles & Technology ETF	14.87%	14.50%	6.48%
S-Network Electric & Future Vehicle Ecosystem Index(1)	15.23%	N/A	N/A
MSCI ACWI Index	31.76%	12.19%	9.39%
(1)
On January 26, 2022, the Fund’s underlying index changed from the Nasdaq Global AutoTM Index to the S-Network Electric & Future Vehicle Ecosystem Index. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of May 11, 2021, it was not in existence for all the periods disclosed.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On January 26, 2022, the Fund’s underlying index changed from the Nasdaq Global AutoTM Index to the S-Network Electric & Future Vehicle Ecosystem Index. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of May 11, 2021, it was not in existence for all the periods disclosed.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/CARZ for more recent performance information.
Net Assets	$ 35,140,044
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 263,891
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$35,140,044
Total number of portfolio holdings	103
Total advisory fee paid	$263,891
Portfolio turnover rate	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class	5.0%
Tesla, Inc.	4.9%
Apple, Inc.	4.6%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.3%
Advanced Micro Devices, Inc.	4.1%
Alphabet, Inc., Class A	4.1%
QUALCOMM, Inc.	3.9%
Samsung Electronics Co., Ltd.	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class	5.0%
Tesla, Inc.	4.9%
Apple, Inc.	4.6%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.3%
Advanced Micro Devices, Inc.	4.1%
Alphabet, Inc., Class A	4.1%
QUALCOMM, Inc.	3.9%
Samsung Electronics Co., Ltd.	3.4%

C000102221 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Cloud Computing ETF
Class Name	First Trust Cloud Computing ETF
Trading Symbol	SKYY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Cloud Computing ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SKYY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SKYY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Cloud Computing ETF	$70	0.60%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 34.76% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the S&P 500® Index, which returned 36.35% for the same Period.
The Software industry received the greatest allocation in the Fund, with an average weight of 49.5%. The allocation to this industry contributed 14.9% to the Fund’s overall return, which was the greatest contribution of any industry to the Fund’s return during the Period. No industry had a materially negative contribution to the Fund’s return during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 30, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	10 Year
First Trust Cloud Computing ETF	34.76%	12.94%	14.55%
ISE CTA Cloud ComputingTM Index(1)	35.62%	13.61%	15.19%
S&P 500® Index	36.35%	15.98%	13.38%
S&P Composite 1500® Information Technology Index	51.73%	26.22%	22.04%
(1)	On June 24, 2019, the Fund’s underlying index changed its methodology and changed its name from “ISE Cloud ComputingTM Index” to “ISE CTA Cloud ComputingTM Index.”

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	On June 24, 2019, the Fund’s underlying index changed its methodology and changed its name from “ISE Cloud ComputingTM Index” to “ISE CTA Cloud ComputingTM Index.”
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SKYY for more recent performance information.
Net Assets	$ 2,977,532,478
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 17,358,724
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$2,977,532,478
Total number of portfolio holdings	65
Total advisory fee paid	$17,358,724
Portfolio turnover rate	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Oracle Corp.	4.5%
Lumen Technologies, Inc.	4.2%
International Business Machines Corp.	4.0%
Arista Networks, Inc.	4.0%
Amazon.com, Inc.	3.9%
Microsoft Corp.	3.8%
Alphabet, Inc., Class A	3.8%
Pure Storage, Inc., Class A	3.6%
Nutanix, Inc., Class A	3.5%
MongoDB, Inc.	2.9%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Oracle Corp.	4.5%
Lumen Technologies, Inc.	4.2%
International Business Machines Corp.	4.0%
Arista Networks, Inc.	4.0%
Amazon.com, Inc.	3.9%
Microsoft Corp.	3.8%
Alphabet, Inc., Class A	3.8%
Pure Storage, Inc., Class A	3.6%
Nutanix, Inc., Class A	3.5%
MongoDB, Inc.	2.9%

C000146603 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust InternationalEquity Opportunities ETF
Class Name	First Trust InternationalEquity Opportunities ETF
Trading Symbol	FPXI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust International Equity Opportunities ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPXI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPXI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Equity Opportunities ETF	$80	0.70%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 27.15% during the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the MSCI ACWI ex USA Index, which returned 25.35% for the same Period.
The Fund’s greatest allocation was 19.5% to the Consumer Discretionary sector, and investments in this sector contributed 4.7% to the Fund’s performance. With a weight of 16.9%, the sector with the greatest return contribution to the Fund was the Information Technology sector at 8.5%. The only negatively contributing sector was the Energy sector, which received an allocation of 2.1% and caused a -0.3% drag on the Fund’s return. The Fund’s currency exposure had a 2.8% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 4, 2014 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	Since Inception (11/4/14)
First Trust International Equity Opportunities ETF	27.15%	6.67%	6.02%
IPOX® International Index	28.35%	7.66%	6.91%
MSCI ACWI ex USA Index	25.35%	7.59%	5.47%

Performance Inception Date	Nov. 04, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FPXI for more recent performance information.
Net Assets	$ 145,506,998
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,111,523
Investment Company Portfolio Turnover	106.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$145,506,998
Total number of portfolio holdings	51
Total advisory fee paid	$1,111,523
Portfolio turnover rate	106%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ARM Holdings PLC, ADR	7.1%
Spotify Technology S.A.	5.2%
Monday.com Ltd.	4.9%
InPost S.A.	4.2%
Nordnet AB publ	4.2%
NU Holdings Ltd., Class A	4.1%
Sandoz Group AG	4.0%
Aristocrat Leisure Ltd.	3.8%
UCB S.A.	3.5%
TDK Corp.	3.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ARM Holdings PLC, ADR	7.1%
Spotify Technology S.A.	5.2%
Monday.com Ltd.	4.9%
InPost S.A.	4.2%
Nordnet AB publ	4.2%
NU Holdings Ltd., Class A	4.1%
Sandoz Group AG	4.0%
Aristocrat Leisure Ltd.	3.8%
UCB S.A.	3.5%
TDK Corp.	3.4%

C000159087 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Cybersecurity ETF
Class Name	First Trust Nasdaq Cybersecurity ETF
Trading Symbol	CIBR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Cybersecurity ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CIBR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/CIBR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Cybersecurity ETF	$68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.12% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the S&P Composite 1500® Information Technology Index, which returned 51.73% for the same Period.
The Fund allocated 52.1% to the Software industry and investments in this industry contributed 16.0% to the Fund’s overall return, which was more than any other industry. No industry had a negative contribution to the Fund’s return. The Fund’s currency exposure had a 0.3% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 6, 2015 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	Since Inception (7/6/15)
First Trust Nasdaq Cybersecurity ETF	31.12%	17.31%	13.13%
Nasdaq CTA CybersecurityTM Index	31.83%	18.15%	13.93%
S&P 500® Index	36.35%	15.98%	13.78%
S&P Composite 1500® Information Technology Index	51.73%	26.22%	23.13%

Performance Inception Date	Jul. 06, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/CIBR for more recent performance information.
Net Assets	$ 6,601,960,374
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 36,419,444
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$6,601,960,374
Total number of portfolio holdings	34
Total advisory fee paid	$36,419,444
Portfolio turnover rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Broadcom, Inc.	8.4%
Cisco Systems, Inc.	8.3%
CrowdStrike Holdings, Inc., Class A	8.0%
Infosys Ltd., ADR	7.5%
Palo Alto Networks, Inc.	7.4%
Leidos Holdings, Inc.	4.1%
Booz Allen Hamilton Holding Corp.	4.0%
Fortinet, Inc.	4.0%
Check Point Software Technologies Ltd.	4.0%
Akamai Technologies, Inc.	3.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Broadcom, Inc.	8.4%
Cisco Systems, Inc.	8.3%
CrowdStrike Holdings, Inc., Class A	8.0%
Infosys Ltd., ADR	7.5%
Palo Alto Networks, Inc.	7.4%
Leidos Holdings, Inc.	4.1%
Booz Allen Hamilton Holding Corp.	4.0%
Fortinet, Inc.	4.0%
Check Point Software Technologies Ltd.	4.0%
Akamai Technologies, Inc.	3.9%

C000204700 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust IPOX®Europe Equity Opportunities ETF
Class Name	First Trust IPOX®Europe Equity Opportunities ETF
Trading Symbol	FPXE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust IPOX® Europe Equity Opportunities ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPXE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FPXE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust IPOX® Europe Equity Opportunities ETF	$81	0.70%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 31.38% during the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the MSCI Europe Index, which returned 25.23% for the same Period.
The sector with the greatest allocation was the Consumer Discretionary sector at 21.9%. This sector contributed 7.1% to the Fund’s return. The greatest contribution to return, however, came from investments in the Information Technology sector, which received an allocation of 12.2% and contributed 8.1% to the Fund’s overall return. No sector contributed negatively to the Fund’s return. The Fund’s currency exposure had a 4.8% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 4, 2018 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	Since Inception (10/4/18)
First Trust IPOX® Europe Equity Opportunities ETF	31.38%	8.08%	6.94%
IPOX®-100 Europe Index	32.80%	9.33%	8.19%
MSCI Europe Index	25.23%	8.90%	7.54%

Performance Inception Date	Oct. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FPXE for more recent performance information.
Net Assets	$ 4,005,212
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 30,506
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$4,005,212
Total number of portfolio holdings	102
Total advisory fee paid	$30,506
Portfolio turnover rate	107%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
ARM Holdings PLC, ADR	6.6%
Monday.com Ltd.	4.3%
Nordnet AB publ	4.1%
Spotify Technology S.A.	4.1%
Gen Digital, Inc.	3.7%
On Holding AG, Class A	3.5%
InPost S.A.	3.3%
UCB S.A.	3.1%
BoneSupport Holding AB	2.6%
Munters Group AB	2.6%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
ARM Holdings PLC, ADR	6.6%
Monday.com Ltd.	4.3%
Nordnet AB publ	4.1%
Spotify Technology S.A.	4.1%
Gen Digital, Inc.	3.7%
On Holding AG, Class A	3.5%
InPost S.A.	3.3%
UCB S.A.	3.1%
BoneSupport Holding AB	2.6%
Munters Group AB	2.6%

C000205597 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dow JonesInternational Internet ETF
Class Name	First Trust Dow JonesInternational Internet ETF
Trading Symbol	FDNI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Dow Jones International Internet ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDNI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDNI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dow Jones International Internet ETF	$78	0.65%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 41.14% during the 12 months ended September 30, 2024. The Fund outperformed its benchmark, the MSCI ACWI ex-USA Information Technology Index, which returned 38.32% for the same Period.
Nearly 95% of the Fund’s assets were allocated across three sectors. The Consumer Discretionary sector had an allocation of 46.6%, the Communication Services sector had an allocation of 35.4%, and the Information Technology sector had an allocation of 12.7%. The greatest contribution to the Fund’s return came from the allocation to the Consumer Discretionary sector, with a 21.4% contribution. The most negative contribution to the Fund’s return came from investments in the Health Care sector which caused a -0.4% drag on the Fund’s overall return. The Fund’s currency exposure had a 2.9% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 5, 2018 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	5 Year	Since Inception (11/5/18)
First Trust Dow Jones International Internet ETF	41.14%	7.47%	7.87%
Dow Jones International Internet Index	42.64%	8.31%	8.70%
MSCI ACWI ex-USA Information Technology Index	38.32%	14.79%	15.17%
MSCI ACWI ex-USA Index	25.35%	7.59%	7.42%

Performance Inception Date	Nov. 05, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDNI for more recent performance information.
Net Assets	$ 41,311,383
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 183,547
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$41,311,383
Total number of portfolio holdings	41
Total advisory fee paid	$183,547
Portfolio turnover rate	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd.	11.7%
Meituan, Class B	11.0%
Tencent Holdings Ltd.	10.4%
JD.com, Inc., Class A	5.5%
Prosus N.V.	5.5%
PDD Holdings, Inc., ADR	5.0%
Shopify, Inc., Class A	5.0%
Spotify Technology S.A.	4.9%
Adyen N.V.	4.4%
Naspers Ltd., Class N	3.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alibaba Group Holding Ltd.	11.7%
Meituan, Class B	11.0%
Tencent Holdings Ltd.	10.4%
JD.com, Inc., Class A	5.5%
Prosus N.V.	5.5%
PDD Holdings, Inc., ADR	5.0%
Shopify, Inc., Class A	5.0%
Spotify Technology S.A.	4.9%
Adyen N.V.	4.4%
Naspers Ltd., Class N	3.9%

C000234334 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Metaverse ETF
Class Name	First Trust Indxx Metaverse ETF
Trading Symbol	ARVR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Indxx Metaverse ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ARVR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ARVR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Metaverse ETF	$81	0.70%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.01% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI ACWI Index, which returned 31.76% for the same Period.
The Information Technology sector received an allocation of 55.9% and contributed 17.8% to the Fund’s return, the largest of any sector for both allocation and contribution to return. The only negatively contributing sector was the Health Care sector in which the Fund held only one security that caused a -0.8% contribution to the Fund’s overall return. The Fund’s currency exposure had a 1.5% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 19, 2022 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	Since Inception (4/19/22)
First Trust Indxx Metaverse ETF	30.01%	9.76%
Indxx Metaverse Index	31.31%	10.77%
MSCI ACWI Index	31.76%	10.64%

Performance Inception Date	Apr. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/ARVR for more recent performance information.
Net Assets	$ 3,778,151
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 17,421
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$3,778,151
Total number of portfolio holdings	43
Total advisory fee paid	$17,421
Portfolio turnover rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Xiaomi Corp., Class B	4.2%
Zoom Video Communications, Inc., Class A	3.8%
Tencent Holdings Ltd.	3.6%
ROBLOX Corp., Class A	3.5%
Meta Platforms, Inc., Class A	3.4%
Netflix, Inc.	3.3%
NetEase, Inc.	3.3%
Texas Instruments, Inc.	3.2%
Apple, Inc.	3.1%
Take-Two Interactive Software, Inc.	3.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Xiaomi Corp., Class B	4.2%
Zoom Video Communications, Inc., Class A	3.8%
Tencent Holdings Ltd.	3.6%
ROBLOX Corp., Class A	3.5%
Meta Platforms, Inc., Class A	3.4%
Netflix, Inc.	3.3%
NetEase, Inc.	3.3%
Texas Instruments, Inc.	3.2%
Apple, Inc.	3.1%
Take-Two Interactive Software, Inc.	3.1%

C000234707 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NasdaqLux Digital Health Solutions ETF
Class Name	First Trust NasdaqLux Digital Health Solutions ETF
Trading Symbol	EKG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Nasdaq Lux Digital Health Solutions ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EKG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EKG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Lux Digital Health Solutions ETF	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 21.01% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the S&P Composite 1500® Health Care Index, which returned 21.46% for the same Period.
The Health Care Equipment & Supplies industry received the greatest allocation in the Fund with an average weight of 52.8% and a contribution to the Fund’s return of 14.0%, which was the greatest of any industry. The Health Care Providers and Services industry was the only negatively contributing sector in the Fund with a contribution of -0.3% to the Fund’s return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 22, 2022 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	Since Inception (3/22/22)
First Trust Nasdaq Lux Digital Health Solutions ETF	21.01%	-6.93%
Nasdaq Lux Health TechTM Index	21.79%	-6.33%
Russell 3000® Index	35.19%	10.94%
S&P Composite 1500® Health Care Index	21.46%	6.08%

Performance Inception Date	Mar. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/EKG for more recent performance information.
Net Assets	$ 2,557,536
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 14,346
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$2,557,536
Total number of portfolio holdings	39
Total advisory fee paid	$14,346
Portfolio turnover rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Intuitive Surgical, Inc.	7.8%
ResMed, Inc.	7.8%
Veeva Systems, Inc., Class A	7.6%
Dexcom, Inc.	7.6%
IQVIA Holdings, Inc.	7.4%
Insulet Corp.	4.5%
Exact Sciences Corp.	4.3%
Natera, Inc.	4.2%
Align Technology, Inc.	4.2%
Hologic, Inc.	3.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Intuitive Surgical, Inc.	7.8%
ResMed, Inc.	7.8%
Veeva Systems, Inc., Class A	7.6%
Dexcom, Inc.	7.6%
IQVIA Holdings, Inc.	7.4%
Insulet Corp.	4.5%
Exact Sciences Corp.	4.3%
Natera, Inc.	4.2%
Align Technology, Inc.	4.2%
Hologic, Inc.	3.9%

C000240529 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust BloombergEmerging Market Democracies ETF
Class Name	First Trust BloombergEmerging Market Democracies ETF
Trading Symbol	EMDM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Bloomberg Emerging Market Democracies ETF (the “Fund”) for the year of October 1, 2023 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMDM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EMDM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Bloomberg Emerging Market Democracies ETF	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 23.28% during the 12 months ended September 30, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 26.05% for the same Period.
The Fund gave a nearly equal allocation to investments in six countries: Taiwan at 16.2%, India at 15.2%, South Africa at 14.8%, South Korea at 14.5%, Brazil at 14.4%, and Mexico at 14.1%. The greatest contributor to the Fund’s return were investments in Taiwan, which contributed 9.5% to Fund’s overall return. The greatest drag on Fund performance came from Chile. The Fund invested in only one Chilean security which contributed
-0.7% to the Fund’s return. The Fund’s currency exposure had a 0.4% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 2, 2023 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	1 Year	Since Inception (3/2/23)
First Trust Bloomberg Emerging Market Democracies ETF	23.28%	14.75%
Bloomberg Emerging Market Democracies Index	25.94%	17.25%
MSCI Emerging Markets Index	26.05%	15.23%

Performance Inception Date	Mar. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/EMDM for more recent performance information.
Net Assets	$ 8,299,720
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 48,470
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$8,299,720
Total number of portfolio holdings	101
Total advisory fee paid	$48,470
Portfolio turnover rate	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.4%
Naspers Ltd., Class N	7.7%
Samsung Electronics Co., Ltd.	5.9%
FirstRand Ltd.	4.9%
Standard Bank Group Ltd.	3.8%
Grupo Mexico S.A.B. de C.V.	3.2%
Capitec Bank Holdings Ltd.	3.1%
Petroleo Brasileiro S.A.	2.9%
Powszechna Kasa Oszczednosci Bank Polski S.A.	2.8%
America Movil S.A.B. de C.V.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.4%
Naspers Ltd., Class N	7.7%
Samsung Electronics Co., Ltd.	5.9%
FirstRand Ltd.	4.9%
Standard Bank Group Ltd.	3.8%
Grupo Mexico S.A.B. de C.V.	3.2%
Capitec Bank Holdings Ltd.	3.1%
Petroleo Brasileiro S.A.	2.9%
Powszechna Kasa Oszczednosci Bank Polski S.A.	2.8%
America Movil S.A.B. de C.V.	2.2%

C000245005 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Emerging MarketsHuman Flourishing ETF
Class Name	First Trust Emerging MarketsHuman Flourishing ETF
Trading Symbol	FTHF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Emerging Markets Human Flourishing ETF (the “Fund”) for the period of October 30, 2023 (commencement of investment operations) to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTHF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FTHF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Human Flourishing ETF	$77(1)	0.75%(2)
(1)	The Fund commenced investment operations on October 30, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 77	[1]
Expense Ratio, Percent	0.75%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 22.00% from the Fund’s inception date on October 30, 2023 through September 30, 2024. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 30.20% for the same Period.
Taiwan was the country with the greatest allocation in the Fund with an average weight of 21.0%. The allocation to investments in Taiwan contributed the most of any country to the Fund’s performance with a 9.9% contribution to the Fund’s return. No country had a materially negative return contribution to the Fund’s overall performance. The Fund’s currency exposure had a 1.1% impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 30, 2023 to September 30, 2024)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of September 30, 2024)	Since Inception (10/30/23)
First Trust Emerging Markets Human Flourishing ETF	22.00%
Emerging Markets Human Flourishing Index	22.94%
MSCI Emerging Markets Index	30.20%

Performance Inception Date	Oct. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FTHF for more recent performance information.
Net Assets	$ 42,823,683
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 216,974
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of September 30, 2024)
Fund net assets	$42,823,683
Total number of portfolio holdings	101
Total advisory fee paid	$216,974
Portfolio turnover rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of September 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.0%
Samsung Electronics Co., Ltd.	6.2%
Itau Unibanco Holding S.A.	4.7%
Petroleo Brasileiro S.A.	4.5%
Wal-Mart de Mexico S.A.B. de C.V.	3.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.7%
FirstRand Ltd.	2.4%
WEG S.A.	2.2%
SM Investments Corp.	2.0%
Standard Bank Group Ltd.	1.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.0%
Samsung Electronics Co., Ltd.	6.2%
Itau Unibanco Holding S.A.	4.7%
Petroleo Brasileiro S.A.	4.5%
Wal-Mart de Mexico S.A.B. de C.V.	3.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.7%
FirstRand Ltd.	2.4%
WEG S.A.	2.2%
SM Investments Corp.	2.0%
Standard Bank Group Ltd.	1.9%

[1]	The Fund commenced investment operations on October 30, 2023. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[2]	Annualized.